Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

Note 4.  Fair Value Measurements

The book values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to the short-term nature of these instruments.  Commodity derivative contracts are marked-to-market each quarter and are thus stated at fair value in the accompanying Consolidated Balance Sheets.  As of September 30, 2013, the fair value of the senior notes was approximately $515.6 million using open market quotes (“Level 1” input).

Derivative Policy

Athlon uses various financial instruments for non-trading purposes to manage and reduce price volatility and other market risks associated with its oil production.  These arrangements are structured to reduce Athlon’s exposure to commodity price decreases, but they can also limit the benefit Athlon might otherwise receive from commodity price increases.  Athlon’s risk management activity is generally accomplished through over-the-counter commodity derivative contracts with large financial institutions, most of which are lenders underwriting Holdings’ credit agreement.

Athlon applies the provisions of the “Derivatives and Hedging” topic of the Accounting Standards Codification, which requires each derivative instrument to be recorded in the accompanying Consolidated Balance Sheets at fair value.  If a derivative has not been designated as a hedge or does not otherwise qualify for hedge accounting, it must be adjusted to fair value through earnings.  Athlon elected not to designate its current portfolio of commodity derivative contracts as hedges for accounting purposes.  Therefore, changes in fair value of these derivative instruments are recognized in earnings and included in “Derivative fair value loss (gain)” in the accompanying Consolidated Statements of Operations.

Athlon enters into commodity derivative contracts for the purpose of economically fixing the price of its anticipated oil production even though Athlon does not designate the derivatives as hedges for accounting purposes.  Athlon classifies cash flows related to derivative contracts based on the nature and purpose of the derivative.  As the derivative cash flows are considered an integral part of Athlon’s oil and natural gas operations, they are classified as cash flows from operating activities in the accompanying Consolidated Statements of Cash Flows.

Commodity Derivative Contracts

Commodity prices are often subject to significant volatility due to many factors that are beyond Athlon’s control, including but not limited to: prevailing economic conditions, supply and demand of hydrocarbons in the marketplace, actions by speculators, and geopolitical events such as wars or natural disasters.  Athlon manages oil price risk with swaps and collars.  Swaps provide a fixed price for a notional amount of sales volumes.  Collars provide a floor price on a notional amount of sales volumes while allowing some additional price participation if the relevant index price closes above the floor price.  This participation is limited by a ceiling price specified in the contract.

The following table summarizes Athlon’s open commodity derivative contracts as of September 30, 2013:

	Average	Weighted -	Average	Weighted -	Average	Weighted -	Asset
	Daily	Average	Daily	Average	Daily	Average	(Liability)
	Floor	Floor	Cap	Cap	Swap	Swap	Fair Market
Period	Volume	Price	Volume	Price	Volume	Price	Value
	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(in thousands)
Oct. - Dec. 2013	150	$75.00	150	$105.95	7,000	$95.01	$(4,205)
2014	—	—	—	—	7,950	92.67	(7,532)
2015	—	—	—	—	1,300	93.18	2,101
							$(9,636)

Athlon is also a party to Midland-Cushing basis differential swaps for 5,000 Bbls/D at $1.20/Bbl for the fourth quarter of 2013.  At September 30, 2013, the fair value of these contracts was a liability of approximately $0.3 million.

Counterparty Risk.  At September 30, 2013, Athlon had committed 10% or greater (in terms of fair market value) of its oil derivative contracts in asset positions from the following counterparties, or their affiliates:

Fair Market Value of
Oil Derivative
Contracts
Counterparty	Committed
(in thousands)
BNP Paribas	$458

Athlon does not require collateral from its counterparties for entering into financial instruments, so in order to mitigate the credit risk associated with financial instruments, Athlon enters into master netting agreements with its counterparties.  The master netting agreement is a standardized, bilateral contract between a given counterparty and Athlon.  Instead of treating each financial transaction between the counterparty and Athlon separately, the master netting agreement enables the counterparty and Athlon to aggregate all financial trades and treat them as a single agreement.  This arrangement is intended to benefit Athlon in two ways: (i) default by a counterparty under a single financial trade can trigger rights to terminate all financial trades with such counterparty; and (ii) netting of settlement amounts reduces Athlon’s credit exposure to a given counterparty in the event of close-out.  Athlon’s accounting policy is to not offset fair value amounts between different counterparties for derivative instruments in the accompanying Consolidated Balance Sheets.

Tabular Disclosures of Fair Value Measurements

The following table summarizes the fair value of Athlon’s derivative instruments not designated as hedging instruments as of the dates indicated:

	Oil	Commodity	Total
Balance Sheet	Commodity	Derivatives	Commodity
Location	Derivatives	Netting (a)	Derivatives
	(in thousands)
As of September 30, 2013
Assets
Derivatives - current	$162	$(162)	$—
Derivatives - noncurrent	2,149	(938)	1,211
Total assets	2,311	(1,100)	1,211
Liabilities
Derivatives - current	(10,347)	162	(10,185)
Derivatives - noncurrent	(1,930)	938	(992)
Total liabilities	(12,277)	1,100	(11,177)
Net liabilities	$(9,966)	$—	$(9,966)

As of December 31, 2012
Assets
Derivatives - current	$3,386	$(1,140)	$2,246
Derivatives - noncurrent	3,265	(411)	2,854
Total assets	6,651	(1,551)	5,100
Liabilities
Derivatives - current	(1,732)	1,140	(592)
Derivatives - noncurrent	(930)	411	(519)
Total liabilities	(2,662)	1,551	(1,111)
Net assets	$3,989	$—	$3,989

(a)         Represents counterparty netting under master netting agreements, which allow for netting of commodity derivative contracts.  These derivative instruments are reflected net on the accompanying Consolidated Balance Sheets.

The following table summarizes the effect of derivative instruments not designated as hedges on the accompanying Consolidated Statements of Operations for the periods indicated (in thousands):

		Amount of Loss (Gain) Recognized in Income
	Location of Loss (Gain)	Three months ended September 30,		Nine months ended September 30,
Derivatives Not Designated as Hedges	Recognized in Income	2013	2012	2013	2012
Commodity derivative contracts	Derivative fair value loss (gain)	$27,037	$14,268	$21,331	$(9,590)

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Accounting principles generally accepted in the United States (“GAAP”) establishes a three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are defined as follows:

•                  Level 1 — Inputs such as unadjusted, quoted prices that are available in active markets for identical assets or liabilities.

•                  Level 2 — Inputs, other than quoted prices within Level 1, that are either directly or indirectly observable, such as quoted prices for similar assets and liabilities or quoted prices in inactive markets.

•                  Level 3 — Inputs that are unobservable for use when little or no market data exists requiring the use of valuation methodologies that result in management’s best estimate of fair value.

As required by GAAP, Athlon utilizes the most observable inputs available for the valuation technique used.  The financial assets and liabilities are classified in their entirety based on the lowest level of input that is of significance to the fair value measurement.  Athlon’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the financial assets and liabilities and their placement within the fair value hierarchy levels.  The following methods and assumptions were used to estimate the fair values of Athlon’s assets and liabilities that are accounted for at fair value on a recurring basis:

•                  Level 2 — Fair values of swaps are estimated using a combined income-based and market-based valuation methodology based upon forward commodity price curves obtained from independent pricing services.  Athlon’s collars are average value options.  Settlement is determined by the average underlying price over a predetermined period of time.  Athlon uses observable inputs in an option pricing valuation model to determine fair value such as: (i) current market and contractual prices for the underlying instruments; (ii) quoted forward prices for oil and natural gas; (iii) interest rates, such as a LIBOR curve for a term similar to the commodity derivative contract; and (iv) appropriate volatilities.

Athlon adjusts the valuations from the valuation model for nonperformance risk.  For commodity derivative contracts which are in an asset position, Athlon adds the counterparty’s credit default swap spread to the risk-free rate.  If a counterparty does not have a credit default swap spread, Athlon uses other companies with similar credit ratings to determine the applicable spread.  For commodity derivative contracts which are in a liability position, Athlon uses the yield on its senior notes less the risk-free rate.  All fair values have been adjusted for nonperformance risk resulting in a decrease in the net commodity derivative liability of approximately $136,000 as of September 30, 2013 and an increase in the net commodity derivative asset of approximately $125,000 as of December 31, 2012.

The following table sets forth Athlon’s assets and liabilities that were accounted for at fair value on a recurring basis as of the dates indicated:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Asset (liability), net	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
As of September 30, 2013
Oil derivative contracts - swaps	$(9,622)	$—	$(9,622)	$—
Oil derivative contracts - basis differential swaps	(330)	—	(330)	—
Oil derivative contracts - collars	(14)	—	(14)	—
Total	$(9,966)	$—	$(9,966)	$—

As of December 31, 2012
Oil derivative contracts - swaps	$4,069	$—	$4,069	$—
Oil derivative contracts - collars	(80)	—	(80)	—
Total	$3,989	$—	$3,989	$—

Note 9. Fair Value Measurements

        The book values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to the short-term nature of these instruments. The book values of the Athlon Credit Agreement and the Second Lien approximate fair value as the interest rates are variable. Commodity derivative contracts are marked-to-market each quarter and are thus stated at fair value in the accompanying Consolidated Balance Sheets.

Commodity Derivative Contracts

        Commodity prices are often subject to significant volatility due to many factors that are beyond Athlon's control, including but not limited to: prevailing economic conditions, supply and demand of hydrocarbons in the marketplace, actions by speculators, and geopolitical events such as wars or natural disasters. Athlon's objective is to manage its exposure to oil price risk with swaps, puts, and collars. Swaps provide a fixed price for a notional amount of sales volumes. Puts provide a fixed floor price on a notional amount of sales volumes while allowing full price participation if the relevant index price closes above the floor price. Collars provide a floor price on a notional amount of sales volumes while allowing some additional price participation if the relevant index price closes above the floor price. This participation is limited by a ceiling price specified in the contract.

        The following table summarizes open commodity derivative contracts as of December 31, 2012:

Period	Average Daily Floor Volume	Weighted- Average Floor Price	Average Daily Cap Volume	Weighted- Average Cap Price	Average Daily Swap Volume	Weighted- Average Swap Price	Asset Fair Market Value
	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(in thousands)
2013	150	$75.00	150	$105.95	5,000	$94.15	$1,654
2014	—	—	—	—	4,950	92.65	956
2015	—	—	—	—	800	94.86	1,379

							$3,989

        In January 2011, Athlon terminated certain oil puts that were in place at December 31, 2010 and received net proceeds of approximately $7.6 million, which is reflected as "Monetization of put options" in the "Investing activities" section of the accompanying Consolidated Statements of Cash Flows. In July and August 2011, Athlon entered into additional oil puts that included deferred premiums. These deferred premiums increased Athlon's interest expense by approximately $0.2 million during 2011. In October 2011, Athlon terminated the oil puts and entered into oil swaps that required the initial payment of premiums of approximately $2.0 million.

        Counterparty Risk.    At December 31, 2012, Athlon had committed 10% or greater (in terms of fair market value) of its oil derivative contracts in asset positions from the following counterparties:

Counterparty	Fair Market Value of Oil Derivative Contracts Committed
(in thousands)
BNP Paribas	$3,660
Royal Bank of Canada	711
Scotiabank	617

        Athlon does not require collateral from its counterparties for entering into financial instruments, so in order to mitigate the credit risk associated with financial instruments, Athlon enters into master netting agreements with certain counterparties. The master netting agreement is a standardized, bilateral contract between a given counterparty and Athlon. Instead of treating each financial transaction between the counterparty and Athlon separately, the master netting agreement enables the counterparty and Athlon to aggregate all financial trades and treat them as a single agreement. This arrangement is intended to benefit Athlon in two ways: (1) default by a counterparty under one financial trade can trigger rights to terminate all financial trades with such counterparty; and (2) netting of settlement amounts reduces Athlon's credit exposure to a given counterparty in the event of close-out. Athlon's accounting policy is to not offset fair value amounts between different counterparties for derivative instruments in the accompanying Consolidated Balance Sheets.

Tabular Disclosures of Fair Value Measurements

        The following table summarizes the fair value of Athlon's derivative instruments as of the dates indicated (in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet Location	December 31, 2012	December 31, 2011	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives not designated as hedges
Commodity derivative contracts	Derivatives—current	$2,246	$—	Derivatives—current	$592	$5,908
Commodity derivative contracts	Derivatives—noncurrent	2,854	2,503	Derivatives—noncurrent	519	2,554

Total derivatives not designated as hedges		$5,100	$2,503		$1,111	$8,462

        The following table summarizes the effect of derivative instruments not designated as hedges on the accompanying Consolidated Statements of Operations for the periods indicated (in thousands):

		Amount of Loss (Gain) Recognized in Income
		Year ended December 31,
	Location of Loss (Gain) Recognized in Income
Derivatives Not Designated as Hedges		2012	2011
Commodity derivative contracts	Derivative fair value loss (gain)	$(9,293)	$7,959

Fair Value Hierarchy

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are defined as follows:

  •
  Level 1—Inputs such as unadjusted, quoted prices that are available in active markets for identical assets or liabilities.

  •
  Level 2—Inputs, other than quoted prices within Level 1, that are either directly or indirectly observable.

  •
  Level 3—Inputs that are unobservable for use when little or no market data exists requiring the use of valuation methodologies that result in management's best estimate of fair value.

        As required by GAAP, Athlon utilizes the most observable inputs available for the valuation technique used. The financial assets and liabilities are classified in their entirety based on the lowest level of input that is of significance to the fair value measurement. Athlon's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the financial assets and liabilities and their placement within the fair value hierarchy levels. The following methods and assumptions were used to estimate the fair values of Athlon's assets and liabilities that are accounted for at fair value on a recurring basis:

  •
  Level 2—Fair values of swaps were estimated using a combined income-based and market-based valuation methodology based upon forward commodity price curves obtained from independent pricing services. Athlon's collars and puts are average value options. Settlement is determined by the average underlying price over a predetermined period of time. Athlon uses observable inputs in an option pricing valuation model to determine fair value such as: (1) current market and contractual prices for the underlying instruments; (2) quoted forward prices for oil and natural gas; (3) interest rates, such as a LIBOR curve for a term similar to the commodity derivative contract; and (4) appropriate volatilities.

        Athlon adjusts the valuations from the valuation model for nonperformance risk. For commodity derivative contracts which are in an asset position, Athlon uses the counterparty's credit default swap rating. For commodity derivative contracts which are in a liability position, Athlon uses the average credit default swap rating of its peer companies as Athlon does not have its own credit default swap rating. All fair values have been adjusted for nonperformance risk resulting in an increase in the net commodity derivative asset of approximately $0.1 million as of December 31, 2012 and a decrease of the net commodity derivative liability of approximately $0.5 million as of December 31, 2011.

        The following table sets forth Athlon's assets and liabilities that were accounted for at fair value on a recurring basis as of the dates indicated:

		Fair Value Measurements at Reporting Date Using
Description	Asset (liability), net	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
As of December 31, 2012
Oil derivative contracts—swaps	$4,069	$—	$4,069	$—
Oil derivative contracts—collars and puts	(80)	—	(80)	—

Total	$3,989	$—	$3,989	$—

As of December 31, 2011
Oil derivative contracts—swaps	$(5,392)	$—	$(5,392)	$—
Oil derivative contracts—collars and puts	(567)	—	—	(567)

Total	$(5,959)	$—	$(5,392)	$(567)

        Athlon's oil collars were classified as Level 3 in the fair value hierarchy as of December 31, 2011. Beginning in 2012, these contracts were classified as Level 2 in the fair value hierarchy as a result of Athlon's ability to obtain appropriate volatilities. The following table summarizes the changes in the fair value of Athlon's Level 3 assets and liabilities that were previously classified as Level 3 for the periods indicated:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Oil Derivative Contracts— Collars and Puts
(in thousands)
Balance at January 1, 2011	$7,475
Total gains (losses):
Included in earnings	(461)
Monetization of put options	(7,625)
Purchases (premiums paid)	44

Balance at December 31, 2011	(567)
Transfers out of Level 3	567

Balance at December 31, 2012	$—

        Since Athlon does not use hedge accounting for its commodity derivative contracts, all gains and losses on its Level 3 assets and liabilities are included in "Derivative fair value loss (gain)" in the accompanying Consolidated Statements of Operations.